COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 12, 2016 USD ($)	Feb. 25, 2015 USD ($)	Nov. 22, 2013 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Total rental expenses for operating leases				¥ 29,170	$ 4,483	¥ 11,421	¥ 4,013
Accrual for unrecognized tax benefits				¥ 24,298		¥ 38,457		$ 3,735
Payments for Legal Settlements		$ 1,500	$ 2,500
Proceeds from Insurance Settlement, Investing Activities	$ 1,000